Label	Element	Value
The Tocqueville Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tocqueville Opportunity Fund’s (the “Opportunity Fund”) investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Opportunity Fund’s performance.  During its most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 151% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the “Financial Highlights” section of this prospectus, because the “Financial Highlights” include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Opportunity Fund seeks to achieve its investment objective by investing primarily in the common stocks of small and mid cap companies which have the potential to deliver above-average long-term earnings growth.  Such companies may include, but not limited to, information technology, and health care companies.  The Opportunity Fund defines small cap companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization between $3 billion and $30 billion.  In addition, the Opportunity Fund may invest in large cap companies.  Market capitalization is measured at the time of initial purchase.

The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund’s objective of long-term capital appreciation. In accordance with the portfolio manager’s investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries.  The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies.  The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate.  The portfolio manager’s investment approach includes the analysis of company financial statements in addition to meeting with corporate managements.  The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.

The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the U.S. In addition, the Opportunity Fund may invest up to 20% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund’s portfolio holdings.

Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager’s price objective, lose their competitive advantage or fail to sustain reasonable profitability.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Opportunity Fund.  The Opportunity Fund is subject to the following risks:

●	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

●	growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole;

●	a stock or stocks selected for the Opportunity Fund’s portfolio may fail to perform as expected; and

●
the Fund, from time to time, may focus its exposure on specific sectors of the market. Such focus may be as a result of the portfolio manager's perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting the specific sector. Furthermore, investments in a particular sector may be more volatile than the broader market as a whole.

The Opportunity Fund may also be subject to risks particular to its investments in the common stocks of small cap companies and mid cap companies, including:

●	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

●	small and mid cap companies are typically less liquid and more thinly traded which may make them more volatile than stocks of larger companies.

The Opportunity Fund may be subject to risks particular to its investments in the information technology sector, including:

●	information technology companies face intense competition and potentially rapid product obsolescence; and

●	information technology companies are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

The Opportunity Fund may be subject to risks particular to its investments in the healthcare sector, including:

●
healthcare companies may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, and product liability claims, among other factors;

●	many healthcare companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect profitability; and

●	healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

In addition, there are special risks associated with investing in non-U.S. securities, including:

●	the value of foreign currencies may decline relative to the U.S. dollar;

●	a foreign government may expropriate the Opportunity Fund’s assets;

●	political, social or economic instability in a foreign country in which the Opportunity Fund invests may cause the value of the Opportunity Fund’s investments to decline; and

●	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Opportunity Fund?

●	investors who want a diversified portfolio;

●	long-term investors with a particular goal, such as saving for retirement;

●	investors who want potential growth over time;

●	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

●	investors who are comfortable with assuming the added risks associated with small cap and mid cap stocks in return for the possibility of long-term rewards.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Opportunity Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares: are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2018 compare with those of the Russell 2500® Growth Total Return Index.  The bar chart and table include the Opportunity Fund’s performance achieved prior to the changes effected in 2010 to its investment strategy.  Please note that the Opportunity Fund’s performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future.  Updated performance information is available at www.tocquevillefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2018 compare with those of the Russell 2500® Growth Total Return Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocquevillefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Opportunity Fund’s performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 19.68% (for the quarter ended 6/30/09). The worst performance was -25.00% (for the quarter ended 12/31/18).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.00%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Opportunity Fund’s other return figures.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2018
The Tocqueville Opportunity Fund | Russell 2500® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.76%
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,607
Annual Return 2009	rr_AnnualReturn2009	29.51%
Annual Return 2010	rr_AnnualReturn2010	24.42%
Annual Return 2011	rr_AnnualReturn2011	(1.31%)
Annual Return 2012	rr_AnnualReturn2012	12.18%
Annual Return 2013	rr_AnnualReturn2013	40.97%
Annual Return 2014	rr_AnnualReturn2014	10.48%
Annual Return 2015	rr_AnnualReturn2015	2.59%
Annual Return 2016	rr_AnnualReturn2016	(6.63%)
Annual Return 2017	rr_AnnualReturn2017	34.66%
Annual Return 2018	rr_AnnualReturn2018	(6.83%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.81%
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.97%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.94%
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.69%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above does not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus, because the "Financial Highlights" include only the direct operating expense incurred by the Fund and exclude acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive the Opportunity Fund's management fees and/or reimburse expenses in order to ensure that the Opportunity Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2020 and may not be terminated by the Advisor before such time.